Emergence From Chapter 11 Cases - Additional Information (Detail) - Successor - USD ($) $ in Millions		1 Months Ended	3 Months Ended
	Oct. 03, 2016	Oct. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Schedule of Reorganization Costs [Line Items]
Fresh-Start Adjustment, Increase (Decrease), Liabilities Subject to Compromise	$ 33,800
Bankruptcy Claim, Held In Escrow Account To Settle Claims Postconfirmation				$ 54	$ 54
Chapter 11 Cases, Held In Escrow To Pay Professional Fees Postconfirmation				$ 7
EFH Corp. [Member] | Internal Revenue Service (IRS) [Member]
Schedule of Reorganization Costs [Line Items]
Alternative Minimum Tax Liability	$ 14
Vistra Energy Corp. [Member] | EFH Corp. [Member]
Schedule of Reorganization Costs [Line Items]
Tax Matters Agreement Obligation To Reimburse Counterparty For Alternative Minimum Tax Liability Percent	50.00%
Tax Matters Agreement, Reimbursement To Counterparty To Settle Alternative Minimum Tax Liability	$ 7		$ 7
Subsequent Event [Member] | Vistra Energy Corp. [Member] | EFH Corp. [Member]
Schedule of Reorganization Costs [Line Items]
Tax Matters Agreement, Reimbursement To Counterparty To Settle Alternative Minimum Tax Liability		$ (3)